SUMMARY OF BUSINESS ACQUISITION ASSETS AND GOODWILL ACQUIRED (Details) (Parenthetical)	Aug. 13, 2021 AUD ($)
EasyDNA [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	$ 720,550	[1]

[1]	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to